Intangible Assets, Net - Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 27,075
2023	18,344
2024	9,679
2025	444
2026	444
2027	743
Finite-lived intangible assets, net carrying amount	$ 56,729